Notes Payable (Tables)	21 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Summary of information regarding loans

		Shares of Common
	Loan	Stock into which
	Principal	Loans Were
Date of Loan	Amount	Converted
June 28, 2018	$500,000	48,570
June 28, 2018	100,000	9,714
October 10, 2018	1,000,000	97,139
December 7, 2018	17,500,000	1,699,938
Total	$19,100,000	1,855,361